Dividend Restrictions and Statutory Requirements (Details) SGD in Millions, $ in Millions		12 Months Ended
	Mar. 18, 2016	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 SGD
Statutory Accounting Practices [Line Items]
Restriction on common dividends	67.00%	67.00%
PartnerRe Bermuda
Statutory Accounting Practices [Line Items]
Percent of enhanced capital requirement		120.00%			120.00%
Statutory Amount Available For Dividend Payments		$ 758
Statutory net income		533	$ 444	$ 660
Required statutory capital and surplus		1,518	1,944
Actual statutory capital and surplus		$ 4,159	3,032
PartnerRe U.S.
Statutory Accounting Practices [Line Items]
Percent of statutory capital that can be paid as dividends		10.00%			10.00%
Statutory net income		$ 72	219	$ 236
Required statutory capital and surplus		672	701
Actual statutory capital and surplus		$ 1,464	$ 1,405
PartnerRe Asia
Statutory Accounting Practices [Line Items]
Percent of enhanced capital requirement		120.00%			120.00%
Required statutory capital and surplus | SGD					SGD 25